Business and Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Business and Segment Reporting
Schedule of revenues contributions

	For the years ended December 31
In thousands of U.S. Dollars	2025	2024	2023
Spot charters (1)	284,672	392,107	395,577
Time charters (2)	25,525	13,635	—
Pooling arrangements (3)	—	—	—
Other revenue (4)	—	42	401
	310,197	405,784	395,978

(1)   Represents revenue recognized by the Company associated with charters that were accounted for in accordance with ASC 606.

(2)   Represents revenue recognized by the Company associated with charters that were accounted for in accordance with ASC 842.

(3)   Represents revenue recognized by the Company associated with pooling arrangements that were accounted for in accordance with the guidance for collaborative arrangements.

(4)   Represents revenue recognized by the Company associated with the management of third-party chemical tankers employed under spot charters that was accounted for in accordance with ASC 606.